Share-based compensation - Schedule of non-vested restricted equity activity (Parenthetical) (Detail)		1 Months Ended	5 Months Ended	6 Months Ended
		Feb. 29, 2020 CNY (¥) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2019 shares	Feb. 01, 2020 $ / shares
Restricted Stock [Member]
Share based compensation by share based payment arrangement other than options forfeited during the period shares				274,570	62,000
Douyu [Member] | Gogo Glocal Holding Limited [Member]
Share based compensation by share based payment arrangement shres relating to restricted stock award forfeited		1,429,906
Repurchase price per share | $ / shares						$ 1
Douyu [Member] | Restricted Stock [Member]
Share based compensation by share based payment arrangement other than options forfeited during the period shares	[1]			1,429,906
Douyu [Member] | Restricted Stock [Member] | Gogo Glocal Holding Limited [Member]
Share based compensation by share based payment arrangement other than options forfeited during the period shares			557,455
Share based compensation cost would be immediately recognized | ¥		¥ 7,451,210	¥ 0	¥ 0

[1]	In February 2020, the Group repurchased 1,429,906 shares of unvested restricted shares from one of the Gogo Glocal’s founders with a consideration of US$1 due to the early termination of his requisite employment service, which was considered as a forfeiture of the unvested restricted shares.